T. ROWE PRICE SMALL-CAP INDEX FUND

September 30, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 88.4%
COMMUNICATION SERVICES 2.1%

Diversified Telecommunication Services 0.6%
Anterix (1)	24	1
ATN International	28	2
Bandwidth, Class A (1)(2)	42	3
Cincinnati Bell (1)(2)	127	1
Cogent Communications Holdings	110	6
Consolidated Communications Holdings	179	1
Frontier Communications (1)(2)	279	—
IDT, Class B (1)	44	—
Intelsat (1)	183	4
Iridium Communications (1)	261	6
Ooma (1)(2)	48	—
ORBCOMM (1)	194	1
Pareteum (1)(2)	282	—
Vonage Holdings (1)	602	7
		32
Entertainment 0.2%
AMC Entertainment Holdings, Class A (2)	130	1
Eros International (1)(2)	193	—
Gaia (1)(2)	29	—
Glu Mobile (1)	305	2
IMAX (1)	135	3
Liberty Braves, Class A (1)	28	1
Liberty Braves, Class C (1)	101	3
LiveXLive Media (1)(2)	78	—
Marcus	58	2
Reading International, Class A (1)	42	1
Rosetta Stone (1)	54	1
		14
Interactive Media & Services 0.4%
Care.com (1)	56	1
Cargurus (1)(2)	196	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cars.com (1)	176	1
DHI Group (1)	134	1
Eventbrite, Class A (1)(2)	96	2
Liberty TripAdvisor Holdings, Class A (1)	192	2
Meet Group (1)	184	1
QuinStreet (1)(2)	118	1
Travelzoo (1)	15	—
TrueCar (1)	272	1
Yelp (1)	183	6
		22
Media 0.8%
Boston Omaha, Class A (1)(2)	26	1
Cardlytics (1)(2)	37	1
Central European Media Enterprises, Class A (1)	225	1
Clear Channel Outdoor Holdings (1)	100	—
comScore (1)(2)	129	—
Cumulus Media, Class A (1)	37	1
Daily Journal (1)(2)	3	1
Emerald Expositions Events	66	1
Entercom Communications, Class A	321	1
Entravision Communications, Class A	162	1
EW Scripps, Class A	142	2
Fluent (1)	130	—
Gannett	284	3
Gray Television (1)	237	4
Hemisphere Media Group (1)	44	1
Lee Enterprises (1)	141	—
Liberty Latin America, Class A (1)	124	2
Liberty Latin America, Class C (1)	297	5
Loral Space & Communications (1)	32	1
Marchex, Class B (1)	91	—
MDC Partners, Class A (1)	155	—
Media General, CVR (1)(3)	301	—
Meredith (2)	104	4
MSG Networks, Class A (1)	153	2
National CineMedia	194	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

New Media Investment Group (2)	152	1
Saga Communications, Class A	10	—
Scholastic	74	3
TechTarget (1)	58	1
TEGNA	569	9
Tribune Publishing	45	—
WideOpenWest (1)	79	1
		49
Wireless Telecommunication Services 0.1%
Boingo Wireless (1)	112	1
Gogo (1)(2)	145	1
Shenandoah Telecommunications	126	3
Spok Holdings	50	1
		6
Total Communication Services		123
CONSUMER DISCRETIONARY 9.8%

Auto Components 0.9%
Adient	231	5
American Axle & Manufacturing Holdings (1)	298	2
Cooper Tire & Rubber	133	3
Cooper-Standard Holdings (1)	46	2
Dana	381	5
Dorman Products (1)	71	6
Fox Factory Holding (1)	99	6
Gentherm (1)	92	4
LCI Industries	64	6
Modine Manufacturing (1)	134	2
Motorcar Parts of America (1)(2)	50	1
Standard Motor Products	55	3
Stoneridge (1)	71	2
Tenneco, Class A	134	2
Visteon (1)	74	6
		55

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Automobiles 0.1%
Winnebago Industries (2)	80	3
		3
Distributors 0.1%
Core-Mark Holding	117	4
Funko, Class A (1)(2)	42	1
Greenlane Holdings, Class A (1)(2)	16	—
Weyco Group	15	—
		5
Diversified Consumer Services 0.8%
Adtalem Global Education (1)	149	6
American Public Education (1)	43	1
Career Education (1)	187	3
Carriage Services	50	1
Chegg (1)(2)	305	9
Collectors Universe	21	1
Houghton Mifflin Harcourt (1)	274	1
K12 (1)	100	3
Laureate Education, Class A (1)	276	4
Regis (1)	89	2
Select Interior Concepts, Class A (1)	56	1
Sotheby's (1)(2)	84	5
Strategic Education	56	7
WW International (1)	123	5
		49
Hotels, Restaurants & Leisure 2.5%
BBX Capital	165	1
Biglari Holdings, Class B (1)	3	—
BJ's Restaurants	55	2
Bloomin Brands	239	5
Bluegreen Vacations (2)	22	—
Boyd Gaming (2)	213	5
Brinker International (2)	99	4
Carrols Restaurant Group (1)	90	1
Century Casinos (1)	69	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cheesecake Factory	111	5
Churchill Downs	93	11
Chuy's Holdings (1)	42	1
Cracker Barrel Old Country Store (2)	51	8
Dave & Busters Entertainment (2)	100	4
Del Taco Restaurants (1)	78	1
Denny's (1)	156	4
Dine Brands Global (2)	44	3
Drive Shack (1)	152	1
El Pollo Loco Holdings (1)(2)	56	1
Eldorado Resorts (1)(2)	173	7
Empire Resorts (1)(2)	9	—
Everi Holdings (1)	176	1
Fiesta Restaurant Group (1)	60	1
Golden Entertainment (1)(2)	46	1
Habit Restaurants, Class A (1)	51	—
Inspired Entertainment (1)(2)	23	—
International Speedway, Class A	61	3
J Alexander's Holdings (1)	37	—
Jack in the Box	68	6
Kura Sushi USA, Class A (1)(2)	9	—
Lindblad Expeditions Holdings (1)	62	1
Marriott Vacations Worldwide	116	12
Monarch Casino & Resort (1)	30	1
Nathan's Famous	8	1
Noodles (1)(2)	73	—
OneSpaWorld Holdings (1)(2)	119	2
Papa John's International (2)	58	3
Penn National Gaming (1)	291	5
PlayAGS (1)	69	1
Potbelly (1)	57	—
RCI Hospitality Holdings	23	—
Red Lion Hotels (1)	60	—
Red Robin Gourmet Burgers (1)	33	1
Red Rock Resorts, Class A	184	4
Ruth's Hospitality Group	72	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Scientific Games, Class A (1)(2)	145	3
SeaWorld Entertainment (1)(2)	138	4
Shake Shack, Class A (1)	77	8
Target Hospitality (1)	87	1
Texas Roadhouse	179	9
Twin River Worldwide Holdings (2)	55	1
Wingstop	77	7
		142
Household Durables 1.7%
Bassett Furniture Industries	26	—
Beazer Homes USA (1)	82	1
Cavco Industries (1)	23	4
Century Communities (1)	69	2
Ethan Allen Interiors	60	1
Flexsteel Industries	20	—
GoPro, Class A (1)(2)	320	2
Green Brick Partners (1)	62	1
Hamilton Beach Brands Holding, Class A	16	—
Helen of Troy (1)	66	10
Hooker Furniture	29	1
Installed Building Products (1)	59	3
iRobot (1)(2)	72	4
KB Home	223	8
La-Z-Boy	119	4
Legacy Housing (1)(2)	14	—
LGI Homes (1)(2)	52	4
Lifetime Brands	30	—
Lovesac (1)(2)	20	—
M/I Homes (1)	69	3
MDC Holdings	131	6
Meritage Homes (1)	97	7
Purple Innovation (1)(2)	13	—
Skyline Champion (1)	132	4
Sonos (1)	182	2
Taylor Morrison Home, Class A (1)	294	8
TopBuild (1)	90	9
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TRI Pointe Group (1)	373	6
Tupperware Brands	126	2
Universal Electronics (1)	34	2
William Lyon Homes, Class A (1)	80	2
ZAGG (1)(2)	71	1
		97
Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Class A (1)	67	1
Duluth Holdings, Class B (1)(2)	28	—
Groupon (1)	1,174	3
Lands' End (1)(2)	28	—
Leaf Group (1)	43	—
Liquidity Services (1)	70	1
Overstock.com (1)	63	1
PetMed Express (2)	50	1
Quotient Technology (1)	210	2
RealReal (1)(2)	46	1
Rubicon Project (1)	126	1
Shutterstock (1)	49	2
Stamps.com (1)	45	3
Stitch Fix, Class A (1)(2)	110	2
Waitr Holdings (1)(2)	138	—
		18
Leisure Products 0.3%
Acushnet Holdings	91	2
American Outdoor Brands (1)	138	1
Callaway Golf	250	5
Clarus	60	1
Escalade	29	—
Johnson Outdoors, Class A	13	1
Malibu Boats, Class A (1)	53	2
Marine Products	19	—
MasterCraft Boat Holdings (1)	46	1
Sturm Ruger (2)	43	2
Vista Outdoor (1)	146	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

YETI Holdings (1)(2)	90	2
		18
Multiline Retail 0.1%
Big Lots	105	2
Dillard's, Class A (2)	29	2
JC Penney (1)(2)	803	1
		5
Specialty Retail 2.2%
Aaron's	179	11
Abercrombie & Fitch, Class A	176	3
America's Car-Mart (1)	17	2
American Eagle Outfitters	426	7
Asbury Automotive Group (1)	52	5
Ascena Retail Group (1)	439	—
At Home Group (1)(2)	124	1
Barnes & Noble Education (1)	101	—
Bed Bath & Beyond (2)	347	4
Boot Barn Holdings (1)	74	3
Buckle (2)	75	2
Caleres	106	2
Camping World Holdings, Class A (2)	85	1
Cato, Class A	60	1
Chico's FAS	321	1
Children's Place (2)	41	3
Citi Trends	32	1
Conn's (1)(2)	52	1
Container Store Group (1)(2)	44	—
Designer Brands (2)	172	3
Express (1)(2)	183	1
GameStop, Class A (2)	257	1
Genesco (1)	49	2
GNC Holdings, Class A (1)(2)	206	—
Group 1 Automotive	48	4
Guess? (2)	149	3
Haverty Furniture	47	1
Hibbett Sports (1)	50	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares	$ Value
(Cost and value in $000s)

Hudson, Class A (1)	100	1
J. Jill (2)	43	—
Lithia Motors, Class A	59	8
Lumber Liquidators Holdings (1)(2)	73	1
MarineMax (1)	58	1
Michaels (1)(2)	225	2
Monro (2)	86	7
Murphy USA (1)	80	7
National Vision Holdings (1)	208	5
Office Depot	1,393	2
Party City Holdco (1)(2)	142	1
Rent-A-Center	135	3
RH (1)(2)	44	8
RTW RetailWinds (1)	87	—
Sally Beauty Holdings (1)(2)	320	5
Shoe Carnival (2)	27	1
Signet Jewelers (2)	136	2
Sleep Number (1)	76	3
Sonic Automotive, Class A (2)	62	2
Sportsman's Warehouse Holdings (1)	108	1
Tailored Brands (2)	127	1
Tile Shop Holdings	101	—
Tilly's, A Shares	55	1
Winmark	7	1
Zumiez (1)	51	2
		129
Textiles, Apparel & Luxury Goods 0.8%
Centric Brands (1)(2)	43	—
Crocs (1)	170	5
Culp	30	—
Deckers Outdoor (1)	77	11
Delta Apparel (1)	16	—
Fossil Group (1)	120	2
G-III Apparel Group (1)	119	3
Kontoor Brands (2)	116	4
Movado Group	40	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Oxford Industries	43	3
Rocky Brands	17	1
Steven Madden	224	8
Superior Group	27	—
Unifi (1)	39	1
Vera Bradley (1)	57	1
Vince Holding (1)	8	—
Wolverine World Wide	234	7
		47
Total Consumer Discretionary		568
CONSUMER STAPLES 2.7%

Beverages 0.3%
Boston Beer, Class A (1)	22	8
Celsius Holdings (1)	65	—
Coca-Cola Consolidated	13	4
Craft Brew Alliance (1)	35	—
MGP Ingredients (2)	34	2
National Beverage (2)	30	1
New Age Beverages (1)(2)	190	1
Primo Water (1)(2)	97	1
		17
Food & Staples Retailing 0.6%
Andersons	81	2
BJ's Wholesale Club Holdings (1)	303	8
Chef's Warehouse (1)	63	3
HF Foods Group (1)	20	—
Ingles Markets, Class A	37	1
Natural Grocers by Vitamin Cottage (1)	25	—
Performance Food Group (1)	271	12
PriceSmart	59	4
Rite Aid (1)(2)	141	1
SpartanNash	91	1
United Natural Foods (1)	136	2
Village Super Market, Class A	20	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Weis Markets	24	1
		36
Food Products 1.1%
Alico	11	—
B&G Foods (2)	175	3
Bridgford Foods (1)	5	—
Cal-Maine Foods	83	3
Calavo Growers (2)	43	4
Darling Ingredients (1)	432	8
Dean Foods (2)	229	—
Farmer Bros. (1)	33	1
Fresh Del Monte Produce	82	3
Freshpet (1)(2)	91	5
Hostess Brands (1)	315	4
J&J Snack Foods	40	8
John B. Sanfilippo & Son	23	2
Lancaster Colony	50	7
Landec (1)	68	1
Limoneira	42	1
Sanderson Farms	53	8
Seneca Foods, Class A (1)	24	1
Simply Good Foods (1)	185	5
Tootsie Roll Industries (2)	42	2
		66
Household Products 0.2%
Central Garden & Pet (1)	30	1
Central Garden & Pet, Class A (1)	113	3
Oil-Dri	14	—
WD-40 (2)	37	7
		11
Personal Products 0.3%
Edgewell Personal Care (1)	141	5
elf Beauty (1)	67	1
Inter Parfums	46	3
Lifevantage (1)	37	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Medifast (2)	30	3
Nature's Sunshine Products (1)	24	—
Revlon, Class A (1)(2)	20	1
USANA Health Sciences (1)	36	2
Youngevity International (1)(2)	22	—
		16
Tobacco 0.2%
22nd Century Group (1)(2)	291	1
Pyxus International (1)(2)	21	—
Turning Point Brands (2)	20	—
Universal	65	4
Vector Group (2)	296	4
		9
Total Consumer Staples		155
ENERGY 2.9%

Energy Equipment & Services 0.9%
Archrock	341	3
C&J Energy Services (1)	172	2
Cactus, Class A (1)	124	4
Diamond Offshore Drilling (1)(2)	173	1
DMC Global (2)	37	2
Dril-Quip (1)	97	5
Era Group (1)	51	1
Exterran (1)	81	1
Forum Energy Technologies (1)	309	1
Frank's International (1)	276	1
FTS International (1)	84	—
Geospace Technologies (1)	35	1
Helix Energy Solutions Group (1)	375	3
Independence Contract Drilling (1)	183	—
Keane Group (1)	135	1
KLX Energy Services Holdings (1)	53	—
Liberty Oilfield Services, Class A (2)	123	1
Mammoth Energy Services (2)	33	—
Matrix Service (1)	66	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

McDermott International (1)(2)	476	1
Nabors Industries	927	2
National Energy Services Reunited (1)	62	—
Natural Gas Services Group (1)	44	1
NCS Multistage Holdings (1)(2)	131	—
Newpark Resources (1)	231	2
Nine Energy Service (1)	41	—
Noble (1)	726	1
Oceaneering International (1)	258	4
Oil States International (1)	154	2
Pacific Drilling (1)	78	—
Parker Drilling (1)(2)	25	—
ProPetro Holding (1)	216	2
RigNet (1)	37	—
RPC (2)	153	1
SEACOR Holdings (1)	46	2
SEACOR Marine Holdings (1)	52	1
Seadrill (1)(2)	154	—
Select Energy Services, Class A (1)	155	1
Smart Sand (1)(2)	61	—
Solaris Oilfield Infrastructure, Class A (2)	79	1
TETRA Technologies (1)	406	1
Tidewater (1)	99	2
U.S. Silica Holdings (2)	206	2
US Well Services (1)	53	—
		54
Oil, Gas & Consumable Fuels 2.0%
Abraxas Petroleum (1)	407	—
Altus Midstream, Class A (1)(2)	132	—
Amplify Energy	41	—
Arch Coal, Class A (2)	46	3
Ardmore Shipping (1)	86	1
Berry Petroleum	181	2
Bonanza Creek Energy (1)	47	1
Brigham Minerals, Class A	42	1
California Resources (1)(2)	124	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Callon Petroleum (1)(2)	598	3
Carrizo Oil & Gas (1)	228	2
Chaparral Energy, Class A (1)(2)	82	—
Clean Energy Fuels (1)	344	1
CNX Resources (1)	511	4
Comstock Resources (1)(2)	40	—
CONSOL Energy (1)	70	1
Contura Energy (1)	50	1
CVR Energy	77	3
Delek US Holdings	198	7
Denbury Resources (1)(2)	1,261	2
DHT Holdings	231	1
Diamond S Shipping (1)(2)	58	1
Dorian LPG (1)	77	1
Earthstone Energy, Class A (1)	55	—
Energy Fuels (1)(2)	225	—
Evolution Petroleum	77	1
Extraction Oil & Gas (1)(2)	263	1
Falcon Minerals (2)	101	1
GasLog	112	2
Golar LNG (2)	256	3
Goodrich Petroleum (1)	22	—
Green Plains (2)	100	1
Gulfport Energy (1)	438	1
Hallador Energy	52	—
HighPoint Resources (1)	284	1
International Seaways (1)	65	1
Isramco (1)	2	—
Jagged Peak Energy (1)(2)	166	1
Laredo Petroleum (1)	465	1
Magnolia Oil & Gas, Class A (1)(2)	266	3
Matador Resources (1)(2)	295	5
Montage Resources (1)(2)	56	—
NACCO Industries, Class A	10	1
NextDecade (1)(2)	29	—
Nordic American Tankers (2)	352	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Northern Oil & Gas (1)(2)	723	1
Oasis Petroleum (1)	834	3
Overseas Shipholding Group, Class A (1)	213	—
Panhandle Oil & Gas, Class A	50	1
Par Pacific Holdings (1)	90	2
PDC Energy (1)	175	5
Peabody Energy	199	3
Penn Virginia (1)	35	1
PrimeEnergy Resources (1)	1	—
QEP Resources	629	2
Renewable Energy Group (1)(2)	93	1
REX American Resources (1)	14	1
Ring Energy (1)	152	—
Roan Resources (1)(2)	94	—
Rosehill Resources (1)	28	—
SandRidge Energy (1)	77	—
Scorpio Tankers	123	4
SemGroup, Class A	207	3
Ship Finance International	214	3
SilverBow Resources (1)	18	—
SM Energy	295	3
Southwestern Energy (1)(2)	1,496	3
SRC Energy (1)	639	3
Talos Energy (1)	51	1
Teekay (2)	174	1
Teekay Tankers, Class A (1)	480	1
Tellurian (1)(2)	244	2
Unit (1)	134	1
Uranium Energy (1)(2)	483	1
W&T Offshore (1)	238	1
Whiting Petroleum (1)(2)	239	2
World Fuel Services	175	7
		116
Total Energy		170

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 16.0%

Banks 8.7%
1st Constitution Bancorp	18	—
1st Source	39	2
ACNB	19	1
Allegiance Bancshares (1)	51	2
Amalgamated Bank, Class A	41	1
Amerant Bancorp (1)(2)	51	1
American National Bankshares	27	1
Ameris Bancorp	171	7
Ames National	32	1
Arrow Financial	34	1
Atlantic Capital Bancshares (1)	61	1
Atlantic Union Bankshares	214	8
Banc of California	117	2
BancFirst	52	3
Bancorp (1)	126	1
BancorpSouth Bank	252	7
Bank First (2)	15	1
Bank of Commerce Holdings	53	1
Bank of Marin Bancorp	34	1
Bank of NT Butterfield & Son	142	4
Bank7	10	—
BankFinancial	44	1
Bankwell Financial Group	16	—
Banner	91	5
Bar Harbor Bankshares	38	1
Baycom (1)	26	1
BCB Bancorp	35	—
Berkshire Hills Bancorp	122	4
Boston Private Financial Holdings	219	3
Bridge Bancorp	42	1
Brookline Bancorp	205	3
Bryn Mawr Bank	52	2
Business First Bancshares	33	1
Byline Bancorp (1)	60	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

C&F Financial	9	—
Cadence BanCorp	332	6
Cambridge Bancorp	11	1
Camden National	39	2
Capital Bancorp (1)	22	—
Capital City Bank Group	36	1
Capstar Financial Holdings	37	1
Carolina Financial	55	2
Carter Bank & Trust (1)	60	1
Cathay General Bancorp	202	7
CBTX	50	1
CenterState Bank	337	8
Central Pacific Financial	72	2
Central Valley Community Bancorp	29	1
Century Bancorp, Class A	7	1
Chemung Financial	9	—
Citizens & Northern	30	1
City Holding	43	3
Civista Bancshares	41	1
CNB Financial	36	1
Coastal Financial (1)	21	—
Codorus Valley Bancorp	24	1
Colony Bankcorp	20	—
Columbia Banking System	200	7
Community Bank System	134	8
Community Bankers Trust	60	1
Community Financial	14	—
Community Trust Bancorp	39	2
ConnectOne Bancorp	87	2
CrossFirst Bankshares (1)	17	—
Customers Bancorp (1)	76	2
CVB Financial	355	7
DNB Financial	9	—
Eagle Bancorp	91	4
Enterprise Bancorp	25	1
Enterprise Financial Services	64	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Equity Bancshares, Class A (1)	39	1
Esquire Financial Holdings (1)	18	—
Evans Bancorp	13	—
Farmers & Merchants Bancorp	26	1
Farmers National Banc	64	1
FB Financial	44	2
Fidelity D&D Bancorp (2)	8	1
Financial Institutions	41	1
First Bancorp	25	1
First Bancorp North Carolina	77	3
First BanCorp Puerto Rico	561	6
First Bancshares	43	1
First Bank New Jersey	41	—
First Busey	134	3
First Business Financial Services	23	1
First Capital	9	1
First Choice Bancorp	36	1
First Commonwealth Financial	266	4
First Community Bankshares	41	1
First Financial	34	1
First Financial Bancorp	261	6
First Financial Bankshares (2)	348	12
First Financial Northwest	31	—
First Foundation	101	2
First Guaranty Bancshares	11	—
First Internet Bancorp	27	1
First Interstate BancSystem, Class A	97	4
First Merchants	150	6
First Mid-Illinois Bancshares	38	1
First Midwest Bancorp	286	6
First Northwest Bancorp	24	—
First of Long Island	66	2
Flushing Financial	69	1
FNCB Bancorp	45	—
Franklin Financial Network	34	1
Franklin Financial Services (2)	11	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fulton Financial	438	7
FVCBankcorp (1)	32	1
German American Bancorp	65	2
Glacier Bancorp	230	9
Great Southern Bancorp	28	2
Great Western Bancorp	152	5
Guaranty Bancshares	21	1
Hancock Whitney	238	9
Hanmi Financial	77	1
HarborOne Bancorp (1)	64	1
Hawthorn Bancshares	15	—
Heartland Financial USA	93	4
Heritage Commerce	109	1
Heritage Financial	94	3
Hilltop Holdings	189	5
Home BancShares	412	8
HomeTrust Bancshares	42	1
Hope Bancorp	328	5
Horizon Bancorp	95	2
Howard Bancorp (1)	35	1
IBERIABANK	142	11
Independent Bank, (MA)	87	7
Independent Bank, (MI)	57	1
Independent Bank Group	95	5
International Bancshares	145	6
Investar Holding	23	1
Investors Bancorp	608	7
Lakeland Bancorp	126	2
Lakeland Financial (2)	65	3
LCNB	34	1
LegacyTexas Financial Group	127	6
Level One Bancorp	15	—
Live Oak Bancshares	64	1
Macatawa Bank	65	1
Mackinac Financial	24	—
MainStreet Bancshares (1)	19	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Malvern Bancorp (1)	20	—
Mercantile Bank	41	1
Metropolitan Bank Holding (1)	18	1
Mid Penn Bancorp	18	—
Midland States Bancorp	56	1
MidWestOne Financial Group	31	1
MutualFirst Financial	15	—
MVB Financial	24	—
National Bank Holdings, Class A	76	3
National Bankshares	17	1
NBT Bancorp	113	4
Nicolet Bankshares (1)	22	1
Northeast Bank	20	—
Northrim BanCorp	17	1
Norwood Financial	14	—
Oak Valley Bancorp (2)	17	—
OFG Bancorp	131	3
Ohio Valley Banc	11	—
Old Line Bancshares	39	1
Old National Bancorp	456	8
Old Second Bancorp	73	1
Opus Bank	55	1
Origin Bancorp	50	2
Orrstown Financial Services	27	1
Pacific Mercantile Bancorp (1)	53	—
Pacific Premier Bancorp	160	5
Park National	36	3
Parke Bancorp	23	1
PCB Bancorp	32	1
Peapack Gladstone Financial	47	1
Penns Woods Bancorp	11	1
People's Utah Bancorp	39	1
Peoples Bancorp	47	2
Peoples Bancorp of North Carolina	13	—
Peoples Financial Services	17	1
Preferred Bank	36	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Premier Financial Bancorp	40	1
QCR Holdings	38	1
RBB Bancorp	45	1
Red River Bancshares (1)	2	—
Reliant Bancorp	29	1
Renasant	149	5
Republic Bancorp, Class A	24	1
Republic First Bancorp (1)	110	—
Richmond Mutual Bancorp (1)(2)	35	—
S&T Bancorp	88	3
Sandy Spring Bancorp	93	3
SB One Bancorp	21	—
Seacoast Banking (1)	133	3
Select Bancorp (1)	48	1
ServisFirst Bancshares	126	4
Shore Bancshares	32	—
Sierra Bancorp	36	1
Simmons First National, Class A	240	6
SmartFinancial (1)	33	1
South Plains Financial	9	—
South State	93	7
Southern First Bancshares (1)	18	1
Southern National Bancorp of Virginia	52	1
Southside Bancshares	85	3
Spirit of Texas Bancshares (1)	31	1
Stock Yards Bancorp	54	2
Summit Financial Group	27	1
The Bank of Princeton	14	—
Tompkins Financial	39	3
Towne Bank	174	5
TriCo Bancshares	69	3
TriState Capital Holdings (1)	61	1
Triumph Bancorp (1)	65	2
Trustmark	169	6
UMB Financial	117	8
Union Bankshares	10	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

United Bankshares	257	10
United Community Banks	208	6
Unites Security Bancshares	37	—
Unity Bancorp	19	—
Univest Financial	76	2
Valley National Bancorp	855	9
Veritex Holdings	137	3
Washington Trust Bancorp	40	2
WesBanco	138	5
West Bancorporation	40	1
Westamerica Bancorporation	69	4
		506
Capital Markets 1.3%
Ares Management, Class A	177	5
Artisan Partners Asset Management, Class A	132	4
Assetmark Financial Holdings (1)	36	1
Associated Capital Group, Class A	6	—
B. Riley Financial	54	1
Blucora (1)	125	3
Brightsphere Investment Group	202	2
Cohen & Steers	59	3
Cowen (1)(2)	75	1
Diamond Hill Investment Group	8	1
Donnelley Financial Solutions (1)	84	1
Federated Investors, Class B	254	8
Focus Financial Partners, Class A (1)	81	2
GAIN Capital Holdings (2)	69	—
GAMCO Investors, Class A	14	—
Greenhill (2)	49	1
Hamilton Lane, Class A	61	4
Houlihan Lokey	109	5
INTL. FCStone (1)	42	2
Ladenburg Thalmann Financial Services	306	1
Moelis, Class A	125	4
Oppenheimer Holdings, Class A	24	1
Piper Jaffray	37	3
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PJT Partners, Class A	60	2
Pzena Investment Management, Class A	45	—
Safeguard Scientifics (1)	50	1
Sculptor Capital Management	44	1
Siebert Financial (1)	22	—
Silvercrest Asset Management Group, Class A	22	—
Stifel Financial	181	10
Value Line	2	—
Virtus Investment Partners	17	2
Waddell & Reed Financial, Class A (2)	195	3
Westwood Holdings Group	22	1
WisdomTree Investments	343	2
		75
Consumer Finance 0.5%
Curo Group Holdings (1)(2)	45	1
Elevate Credit (1)	57	—
Encore Capital Group (1)(2)	81	3
Enova International (1)	84	2
EZCORP, Class A (1)(2)	130	1
FirstCash	112	10
Green Dot, Class A (1)	129	3
LendingClub (1)	171	2
Medallion Financial (1)	54	—
Nelnet, Class A	47	3
PRA Group (1)	119	4
Regional Management (1)	23	1
World Acceptance (1)	18	2
		32
Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior	81	1
Cannae Holdings (1)	178	5
FGL Holdings	383	3
GWG Holdings (1)(2)	5	—
Marlin Business Services	23	1
Newstar Financial, CVR (1)(3)	76	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

On Deck Capital (1)	175	1
		11
Insurance 2.1%
Ambac Financial Group (1)	124	2
American Equity Investment Life Holding	238	6
AMERISAFE	50	3
Argo Group International Holdings	86	6
Citizens (1)	128	1
CNO Financial Group	422	7
Crawford, Class A	43	—
Donegal Group, Class A	28	—
eHealth (1)	59	4
Employers Holdings	83	4
Enstar Group (1)	31	6
EverQuote, Class A (1)(2)	22	—
FBL Financial Group, Class A	26	2
FedNat Holding	29	—
Genworth Financial, Class A (1)	1,321	6
Global Indemnity	21	1
Goosehead Insurance, Class A (2)	28	1
Greenlight Capital Re, Class A (1)	75	1
Hallmark Financial Services (1)	33	1
HCI Group	18	1
Health Insurance Innovations, Class A (1)(2)	31	1
Heritage Insurance Holdings	69	1
Horace Mann Educators	108	5
Independence Holding	12	—
Investors Title	4	1
James River Group Holdings	78	4
Kinsale Capital Group	54	6
MBIA (1)	222	2
National General Holdings	177	4
National Western Life Group, Class A	6	2
NI Holdings (1)	24	—
Palomar Holdings (1)(2)	15	1
ProAssurance	139	6
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ProSight Global (1)	24	—
Protective Insurance, Class B	25	—
RLI	105	10
Safety Insurance Group	39	4
Selective Insurance Group	154	12
State Auto Financial	44	1
Stewart Information Services	62	2
Third Point Reinsurance (1)	197	2
Tiptree	64	—
Trupanion (1)(2)	73	2
United Fire Group	55	3
United Insurance Holdings	58	1
Universal Insurance Holdings	79	2
Watford Holdings (1)	53	1
		125
Mortgage Real Estate Investment Trusts 1.2%
AG Mortgage Investment Trust, REIT	82	1
Anworth Mortgage Asset, REIT	248	1
Apollo Commercial Real Estate Finance, REIT	398	8
Ares Commercial Real Estate, REIT (2)	70	1
Arlington Asset Investment, Class A, REIT (2)	93	1
ARMOUR Residential, REIT (2)	154	2
Blackstone Mortgage Trust, Class A, REIT (2)	332	12
Capstead Mortgage, REIT	231	2
Cherry Hill Mortgage Investment, REIT (2)	51	1
Colony Credit Real Estate, REIT	221	3
Dynex Capital, REIT (2)	61	1
Ellington Financial, REIT	71	1
Exantas Capital, REIT	76	1
Granite Point Mortgage Trust, REIT (2)	138	3
Great Ajax, REIT	40	1
Invesco Mortgage Capital, REIT	378	6
KKR Real Estate Finance Trust, REIT	65	1
Ladder Capital, REIT	277	5
New York Mortgage Trust, REIT	617	4
Orchid Island Capital, REIT (2)	167	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PennyMac Mortgage Investment Trust, REIT	228	5
Ready Capital, REIT	86	1
Redwood Trust, REIT	261	4
TPG RE Finance Trust, REIT	128	2
Western Asset Mortgage Capital, REIT	119	1
		69
Thrifts & Mortgage Finance 2.0%
Axos Financial (1)(2)	151	4
Bridgewater Bancshares (1)	67	1
Capitol Federal Financial	352	5
Columbia Financial (1)	147	2
Dime Community Bancshares	81	2
Entegra Financial (1)	18	1
ESSA Bancorp	23	—
Essent Group	254	12
Federal Agricultural Mortgage, Class C	23	2
First Defiance Financial	50	1
Flagstar Bancorp	74	3
FS Bancorp	10	1
Greene County Bancorp	8	—
Hingham Institution for Savings	4	1
Home Bancorp	20	1
HomeStreet (1)	63	2
Kearny Financial	223	3
Luther Burbank	52	1
Merchants Bancorp	40	1
Meridian Bancorp	131	2
Meta Financial Group	95	3
MMA Capital Holdings (1)	13	—
Mr Cooper Group (1)	197	2
NMI Holdings, Class A (1)	170	4
Northfield Bancorp	115	2
Northwest Bancshares	268	4
OceanFirst Financial	130	3
Ocwen Financial (1)	352	1
OP Bancorp	37	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Oritani Financial	106	2
PCSB Financial	42	1
PDL Community Bancorp (1)(2)	32	—
PennyMac Financial Services (1)	65	2
Pioneer Bancorp (1)	29	—
Provident Bancorp (1)	12	—
Provident Financial Holdings	15	—
Provident Financial Services	161	4
Prudential Bancorp	23	—
Radian Group	552	12
Riverview Bancorp	54	—
Southern Missouri Bancorp	19	1
Sterling Bancorp	57	1
Territorial Bancorp	21	1
Timberland Bancorp	19	1
TrustCo Bank	245	2
United Community Financial	122	1
United Financial Bancorp	129	2
Walker & Dunlop	72	4
Washington Federal	211	8
Waterstone Financial	64	1
Western New England Bancorp	70	1
WSFS Financial	137	6
		114
Total Financials		932
HEALTH CARE 14.2%

Biotechnology 6.2%
Abeona Therapeutics (1)(2)	85	—
ACADIA Pharmaceuticals (1)	287	10
Acceleron Pharma (1)	119	5
Achillion Pharmaceuticals (1)	346	1
Acorda Therapeutics (1)(2)	116	—
Adamas Pharmaceuticals (1)(2)	58	—
ADMA Biologics (1)(2)	171	1
Aduro Biotech (1)	178	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Adverum Biotechnologies (1)(2)	147	1
Aeglea Biotherapeutics (1)	67	1
Affimed (1)	158	1
Agenus (1)(2)	272	1
AgeX Therapeutics (1)(2)	53	—
Aimmune Therapeutics (1)(2)	117	3
Akcea Therapeutics (1)(2)	32	1
Akebia Therapeutics (1)(2)	306	1
Akero Therapeutics (1)	13	—
Albireo Pharma (1)	27	1
Alder Biopharmaceuticals (1)	192	4
Aldeyra Therapeutics (1)	58	—
Alector (1)(2)	80	1
Allakos (1)(2)	51	4
Allogene Therapeutics (1)(2)	108	3
AMAG Pharmaceuticals (1)(2)	86	1
Amicus Therapeutics (1)	674	5
AnaptysBio (1)	64	2
Anavex Life Sciences (1)(2)	113	—
Anika Therapeutics (1)	36	2
Apellis Pharmaceuticals (1)	125	3
Applied Therapeutics (1)	5	—
Arcus Biosciences (1)	91	1
Ardelyx (1)	120	1
Arena Pharmaceuticals (1)	132	6
ArQule (1)(2)	292	2
Arrowhead Pharmaceuticals (1)(2)	246	7
Assembly Biosciences (1)	58	1
Atara Biotherapeutics (1)(2)	134	2
Athenex (1)(2)	173	2
Athersys (1)(2)	324	—
Atreca, Class A (1)	17	—
Audentes Therapeutics (1)	114	3
Avid Bioservices (1)	146	1
Avrobio (1)	51	1
Axcella Health (1)	4	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Beyondspring (1)	28	1
BioCryst Pharmaceuticals (1)(2)	279	1
Biohaven Pharmaceutical Holding (1)	103	4
BioSpecifics Technologies (1)	16	1
Bioxcel Therapeutics (1)	16	—
Blueprint Medicines (1)(2)	128	9
Bridgebio Pharma (1)	60	1
Calithera Biosciences (1)	86	—
Calyxt (1)	54	—
CareDx (1)	112	3
CASI Pharmaceuticals (1)(2)	129	—
Castle Biosciences (1)	10	—
Catalyst Pharmaceuticals (1)(2)	255	1
CEL-SCI (1)(2)	69	1
Celcuity (1)	15	—
Cellular Biomedicine Group (1)(2)	32	1
Checkpoint Therapeutics (1)(2)	61	—
ChemoCentryx (1)	105	1
Chimerix (1)	122	—
Clovis Oncology (1)(2)	125	1
Coherus Biosciences (1)	162	3
Concert Pharmaceuticals (1)	57	—
Constellation Pharmaceuticals (1)(2)	50	—
Corbus Pharmaceuticals Holdings (1)(2)	155	1
Cortexyme (1)(2)	8	—
Crinetics Pharmaceuticals (1)(2)	29	1
Cue Biopharma (1)	47	—
Cyclerion Therapeutics (1)	61	1
Cymabay Therapeutics (1)	176	1
Cytokinetics (1)(2)	153	2
CytomX Therapeutics (1)	115	1
Deciphera Pharmaceuticals (1)	50	2
Denali Therapeutics (1)(2)	123	2
Dicerna Pharmaceuticals (1)	144	2
Dynavax Technologies (1)(2)	265	1
Eagle Pharmaceuticals (1)(2)	27	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Editas Medicine (1)(2)	129	3
Eidos Therapeutics (1)(2)	29	1
Eiger BioPharmaceuticals (1)	62	1
Emergent BioSolutions (1)	120	6
Enanta Pharmaceuticals (1)	45	3
Enochian Biosciences (1)(2)	11	—
Epizyme (1)(2)	202	2
Esperion Therapeutics (1)(2)	65	2
Evelo Biosciences (1)(2)	41	—
Fate Therapeutics (1)	155	2
FibroGen (1)	204	8
Five Prime Therapeutics (1)	86	—
Flexion Therapeutics (1)(2)	86	1
Forty Seven (1)	52	—
G1 Therapeutics (1)(2)	92	2
Galectin Therapeutics (1)(2)	85	—
Genomic Health (1)	70	5
Geron (1)(2)	500	1
Global Blood Therapeutics (1)(2)	153	7
GlycoMimetics (1)	90	—
Gossamer Bio (1)(2)	113	2
Gritstone Oncology (1)(2)	65	1
GTx, CVR (1)(3)	1	—
Halozyme Therapeutics (1)	373	6
Harpoon Therapeutics (1)(2)	25	—
Heron Therapeutics (1)(2)	200	4
Homology Medicines (1)(2)	66	1
Hookipa Pharma (1)	5	—
ImmunoGen (1)	366	1
Immunomedics (1)(2)	464	6
Inovio Pharmaceuticals (1)(2)	232	1
Insmed (1)(2)	235	4
Intellia Therapeutics (1)(2)	103	1
Intercept Pharmaceuticals (1)(2)	65	4
Intrexon (1)(2)	195	1
Invitae (1)(2)	235	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Iovance Biotherapeutics (1)	302	6
Ironwood Pharmaceuticals (1)(2)	400	3
Jounce Therapeutics (1)	41	—
Kadmon Holdings (1)(2)	339	1
KalVista Pharmaceuticals (1)	31	—
Karuna Therapeutics (1)	12	—
Karyopharm Therapeutics (1)(2)	158	2
Kezar Life Sciences (1)	40	—
Kindred Biosciences (1)	94	1
Kiniksa Pharmaceuticals, Class A (1)	36	—
Kodiak Sciences (1)(2)	65	1
Krystal Biotech (1)(2)	23	1
Kura Oncology (1)	85	1
La Jolla Pharmaceutical (1)(2)	54	1
Lexicon Pharmaceuticals (1)(2)	108	—
Ligand Pharmaceuticals (1)(2)	49	5
Lineage Cell Therapeutics (1)(2)	300	—
Livongo Health (1)(2)	38	1
LogicBio Therapeutics (1)	22	—
MacroGenics (1)	123	2
Madrigal Pharmaceuticals (1)(2)	21	2
Magenta Therapeutics (1)	51	1
MannKind (1)(2)	487	1
Marker Therapeutics (1)	71	—
Medicines (1)(2)	199	10
MediciNova (1)(2)	104	1
MEI Pharma (1)	179	—
MeiraGTx Holdings (1)(2)	50	1
Mersana Therapeutics (1)	95	—
Millendo Therapeutics (1)	25	—
Minerva Neurosciences (1)	79	1
Mirati Therapeutics (1)(2)	72	6
Mirum Pharmaceuticals (1)	7	—
Molecular Templates (1)	43	—
Momenta Pharmaceuticals (1)	264	3
Morphic Holding (1)(2)	13	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mustang Bio (1)(2)	72	—
Myriad Genetics (1)	184	5
Natera (1)	147	5
Neon Therapeutics (1)	37	—
NextCure (1)	8	—
Novavax (1)(2)	60	—
Oncocyte (1)(2)	57	—
OPKO Health (1)(2)	874	2
Organogenesis Holdings (1)	28	—
Palatin Technologies (1)(2)	511	1
PDL BioPharma (1)	360	1
Pfenex (1)	76	1
PhaseBio Pharmaceuticals (1)	36	—
Pieris Pharmaceuticals (1)	122	—
PolarityTE (1)(2)	36	—
Portola Pharmaceuticals (1)(2)	197	5
Precision BioSciences (1)(2)	24	—
Prevail Therapeutics (1)	20	—
Principia Biopharma (1)(2)	38	1
Progenics Pharmaceuticals (1)	225	1
Protagonist Therapeutics (1)	50	1
Prothena (1)	101	1
PTC Therapeutics (1)	151	5
Puma Biotechnology (1)(2)	79	1
Ra Pharmaceuticals (1)	92	2
Radius Health (1)(2)	119	3
Recro Pharma (1)	58	1
REGENXBIO (1)	88	3
Repligen (1)	136	10
Replimune Group (1)	30	—
Retrophin (1)	115	1
Rhythm Pharmaceuticals (1)(2)	61	1
Rigel Pharmaceuticals (1)	425	1
Rocket Pharmaceuticals (1)(2)	77	1
Rubius Therapeutics (1)(2)	103	1
Sangamo Therapeutics (1)(2)	306	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Savara (1)	81	—
Scholar Rock Holding (1)(2)	50	1
Seres Therapeutics (1)(2)	55	—
Solid Biosciences (1)(2)	49	1
Sorrento Therapeutics (1)(2)	396	1
Spark Therapeutics (1)	90	9
Spectrum Pharmaceuticals (1)	297	3
Spero Therapeutics (1)	36	—
Stemline Therapeutics (1)(2)	114	1
Stoke Therapeutics (1)	24	1
Sutro Biopharma (1)	30	—
Syndax Pharmaceuticals (1)	51	—
Synlogic (1)	45	—
Synthorx (1)(2)	29	1
Syros Pharmaceuticals (1)	99	1
TCR2 Therapeutics (1)(2)	31	1
TG Therapeutics (1)(2)	228	1
Tobira Therapeutics, CVR (1)(3)	25	—
Tocagen (1)(2)	54	—
Translate Bio (1)(2)	75	1
TransMedics Group (1)(2)	17	—
Tricida (1)(2)	56	2
Twist Bioscience (1)(2)	56	1
Tyme Technologies (1)(2)	283	—
Ultragenyx Pharmaceutical (1)	145	6
UNITY Biotechnology (1)(2)	72	1
UroGen Pharma (1)(2)	49	1
Vanda Pharmaceuticals (1)	134	2
VBI Vaccines (1)	221	—
Veracyte (1)	131	3
Vericel (1)(2)	122	2
Viking Therapeutics (1)(2)	174	1
Voyager Therapeutics (1)	62	1
X4 Pharmaceuticals (1)	27	—
XBiotech (1)(2)	54	1
Xencor (1)(2)	125	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Y-mAbs Therapeutics (1)	56	2
ZIOPHARM Oncology (1)(2)	424	2
		363
Health Care Equipment & Supplies 3.4%
Accuray (1)	222	1
Alphatec Holdings (1)	108	1
AngioDynamics (1)	95	2
Antares Pharma (1)	416	1
Apyx Medical (1)	88	1
AtriCure (1)	105	3
Atrion	4	3
Avanos Medical (1)	125	5
Avedro (1)	23	1
Axogen (1)(2)	95	1
Axonics Modulation Technologies (1)(2)	43	1
BioLife Solutions (1)(2)	18	—
BioSig Technologies (1)	41	—
Cardiovascular Systems (1)	94	4
Cerus (1)(2)	355	2
Conformis (1)	168	—
CONMED	72	7
Corindus Vascular Robotics (1)	241	1
CryoLife (1)	94	3
CryoPort (1)(2)	79	1
Cutera (1)	36	1
CytoSorbents (1)(2)	79	—
ElectroCore (1)(2)	34	—
GenMark Diagnostics (1)(2)	138	1
Glaukos (1)(2)	94	6
Globus Medical, Class A (1)	200	10
Haemonetics (1)	135	17
Heska (1)	18	1
Inogen (1)	48	2
Inspire Medical Systems (1)	37	2
Integer Holdings (1)	86	7
IntriCon (1)(2)	21	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Invacare	85	1
iRadimed (1)(2)	12	—
iRhythm Technologies (1)(2)	65	5
Lantheus Holdings (1)	98	2
LeMaitre Vascular	43	2
LivaNova (1)	128	9
Meridian Bioscience	107	1
Merit Medical Systems (1)	139	4
Mesa Laboratories (2)	10	2
Misonix (1)	19	—
Natus Medical (1)	89	3
Neogen (1)	135	9
Nevro (1)(2)	78	7
Novocure (1)	229	17
NuVasive (1)	136	9
OraSure Technologies (1)	158	1
Orthofix Medical (1)	47	3
OrthoPediatrics (1)(2)	23	1
Pulse Biosciences (1)	29	—
Quidel (1)	93	6
Rockwell Medical (1)(2)	144	—
RTI Surgical (1)	143	—
SeaSpine Holdings (1)	50	1
Senseonics Holdings (1)(2)	276	—
Shockwave Medical (1)(2)	17	1
SI-BONE (1)(2)	47	1
Sientra (1)(2)	98	1
Silk Road Medical (1)	31	1
Soliton (1)(2)	16	—
STAAR Surgical (1)(2)	117	3
Surmodics (1)	33	2
Tactile Systems Technology (1)(2)	47	2
Tandem Diabetes Care (1)	147	9
TransEnterix (1)(2)	465	—
Utah Medical Products	9	1
Vapotherm (1)(2)	33	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Varex Imaging (1)	99	3
ViewRay (1)(2)	186	1
Wright Medical Group (1)	337	7
Zynex (2)	41	—
		200
Health Care Providers & Services 1.8%
Addus HomeCare (1)	28	2
Amedisys (1)	83	11
American Renal Associates Holdings (1)	49	—
AMN Healthcare Services (1)	121	7
Apollo Medical Holdings (1)(2)	72	1
Avalon GloboCare (1)	57	—
BioTelemetry (1)	86	4
Brookdale Senior Living (1)	481	4
Catasys (1)(2)	19	—
Community Health Systems (1)(2)	219	1
CorVel (1)	24	2
Cross Country Healthcare (1)	92	1
Diplomat Pharmacy (1)	147	1
Ensign Group	132	6
Enzo Biochem (1)	113	—
Genesis Healthcare (1)	268	—
Hanger (1)	95	2
HealthEquity (1)	183	10
Joint Corp/the (1)(2)	34	1
LHC Group (1)	79	9
Magellan Health (1)	62	4
National HealthCare	32	3
National Research, Class A	31	2
Neuronetics (1)(2)	42	—
Option Care Health (1)	312	1
Owens & Minor	156	1
Patterson (2)	218	4
PetIQ (1)(2)	51	1
Providence Service (1)	30	2
R1 RCM (1)	277	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

RadNet (1)	106	2
Select Medical Holdings (1)	287	5
Surgery Partners (1)(2)	65	—
Tenet Healthcare (1)	271	6
Tivity Health (1)(2)	130	2
Triple-S Management, Class B (1)	58	1
U.S. Physical Therapy	33	4
		102
Health Care Technology 0.9%
Allscripts Healthcare Solutions (1)	443	5
Castlight Health, Class B (1)	262	—
Computer Programs & Systems	34	1
Evolent Health, Class A (1)(2)	186	1
Health Catalyst (1)(2)	21	1
HealthStream (1)	66	2
HMS Holdings (1)	234	8
Inovalon Holdings, Class A (1)(2)	181	3
NextGen Healthcare (1)	147	2
Omnicell (1)	108	8
OptimizeRx (1)	32	—
Phreesia (1)(2)	27	1
Simulations Plus	31	1
Tabula Rasa HealthCare (1)(2)	51	3
Teladoc Health (1)(2)	188	13
Vocera Communications (1)(2)	81	2
		51
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics (1)(2)	70	1
Cambrex (1)	88	5
ChromaDex (1)(2)	97	—
Codexis (1)(2)	147	2
Fluidigm (1)	180	1
Luminex	108	2
Medpace Holdings (1)	73	6
NanoString Technologies (1)	86	2
NeoGenomics (1)	246	5
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pacific Biosciences of California (1)	376	2
Personalis (1)(2)	23	—
Quanterix (1)(2)	34	1
Syneos Health (1)	164	9
		36
Pharmaceuticals 1.3%
AcelRx Pharmaceuticals (1)(2)	206	1
Acer Therapeutics (1)(2)	13	—
Aclaris Therapeutics (1)	92	—
Aerie Pharmaceuticals (1)(2)	110	2
Akorn (1)	237	1
Amneal Pharmaceuticals (1)	241	1
Amphastar Pharmaceuticals (1)	93	2
ANI Pharmaceuticals (1)	24	2
Arvinas (1)	50	1
Assertio Therapeutics (1)	164	—
Axsome therapeutics (1)(2)	64	1
BioDelivery Sciences International (1)	214	1
Cara Therapeutics (1)(2)	98	2
cbdMD (1)(2)	25	—
Cerecor (1)(2)	56	—
Chiasma (1)(2)	88	—
Collegium Pharmaceutical (1)	83	1
Corcept Therapeutics (1)(2)	255	4
Corium International, CVR (1)	66	—
CorMedix (1)(2)	62	—
Dermira (1)(2)	120	1
Dova Pharmaceuticals (1)(2)	32	1
Elanco Animal Health, CVR (1)(3)	110	—
Eloxx Pharmaceuticals (1)(2)	78	—
Endo International (1)	593	2
Evofem Biosciences (1)	37	—
Evolus (1)(2)	40	1
EyePoint Pharmaceuticals (1)(2)	163	—
Fulcrum Therapeutics (1)	12	—
Innoviva (1)	173	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Intersect ENT (1)	79	1
Intra-Cellular Therapies (1)	112	1
Kala Pharmaceuticals (1)(2)	59	—
Kaleido Biosciences (1)(2)	13	—
Lannett (1)(2)	80	1
Liquidia Technologies (1)	40	—
Mallinckrodt (1)(2)	216	1
Marinus Pharmaceuticals (1)(2)	127	—
Menlo Therapeutics (1)	40	—
MyoKardia (1)(2)	117	6
NGM Biopharmaceuticals (1)(2)	18	—
Ocular Therapeutix (1)(2)	95	—
Odonate Therapeutics (1)	30	1
Omeros (1)(2)	128	2
Optinose (1)(2)	64	—
Osmotica Pharmaceuticals (1)	28	—
Pacira BioSciences (1)	105	4
Paratek Pharmaceuticals (1)(2)	81	—
Phibro Animal Health, Class A	53	1
Prestige Consumer Healthcare (1)	137	5
Reata Pharmaceuticals, Class A (1)(2)	53	4
resTORbio (1)(2)	41	—
Revance Therapeutics (1)	115	2
SIGA Technologies (1)(2)	139	1
Strongbridge Biopharma (1)	95	—
Supernus Pharmaceuticals (1)	130	4
TherapeuticsMD (1)(2)	502	2
Theravance Biopharma (1)(2)	125	2
Turning Point Therapeutics (1)(2)	17	1
Verrica Pharmaceuticals (1)(2)	43	1
WaVe Life Sciences (1)(2)	58	1
Xeris Pharmaceuticals (1)(2)	70	1
Zogenix (1)(2)	111	4
Zynerba Pharmaceuticals (1)(2)	65	1
		73
Total Health Care		825
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

INDUSTRIALS & BUSINESS SERVICES 14.0%

Aerospace & Defense 1.0%
AAR	88	4
Aerojet Rocketdyne Holdings (1)(2)	193	10
AeroVironment (1)	56	3
Astronics (1)	63	2
Axon Enterprise (1)(2)	153	9
Cubic	83	6
Ducommun (1)	27	1
Maxar Technologies (2)	154	1
Mercury Systems (1)	142	11
Moog, Class A	85	7
National Presto Industries (2)	13	1
Park Aerospace	48	1
Triumph Group	137	3
Vectrus (1)	30	1
Wesco Aircraft Holdings (1)	136	1
		61
Air Freight & Logistics 0.3%
Air Transport Services Group (1)	152	3
Atlas Air Worldwide Holdings (1)	60	1
Echo Global Logistics (1)	70	2
Forward Air	75	5
Hub Group, Class A (1)	87	4
Radiant Logistics (1)	100	1
		16
Airlines 0.4%
Allegiant Travel (2)	35	5
Hawaiian Holdings	126	3
Mesa Air Group (1)	59	—
SkyWest	131	8
Spirit Airlines (1)	180	7
		23
Building Products 1.3%
AAON	108	5
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Advanced Drainage Systems	95	3
American Woodmark (1)	44	4
Apogee Enterprises	70	3
Armstrong Flooring (1)	53	—
Builders FirstSource (1)	303	6
Caesarstone	57	1
Continental Building Products (1)	93	2
Cornerstone Building Brands (1)	117	1
CSW Industrials	39	3
Gibraltar Industries (1)	85	4
Griffon	98	2
Insteel Industries	46	1
JELD-WEN Holding (1)	183	3
Masonite International (1)	69	4
Patrick Industries (1)	60	3
PGT Innovations (1)	153	3
Quanex Building Products	90	2
Simpson Manufacturing	118	8
Trex (1)	155	14
Universal Forest Products	157	6
		78
Commercial Services & Supplies 2.5%
ABM Industries	175	6
ACCO Brands	260	3
Advanced Disposal Services (1)	192	6
Brady, Class A	126	7
BrightView Holdings (1)	81	1
Brink's	131	11
Casella Waste Systems, Class A (1)	117	5
CECO Environmental (1)	80	1
Charah Solutions (1)(2)	25	—
Cimpress (1)(2)	58	8
CompX International	4	—
Covanta Holding	313	5
Deluxe	120	6
Ennis	66	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Healthcare Services Group (2)	202	5
Heritage-Crystal Clean (1)	38	1
Herman Miller	155	7
HNI	114	4
Interface	152	2
Kimball International, Class B	91	2
Knoll	129	3
LSC Communications	82	—
Matthews International, Class A	81	3
McGrath RentCorp	63	4
Mobile Mini	116	4
MSA Safety	93	10
NL Industries (1)	23	—
NRC Group Holdings (1)	27	—
PICO Holdings (1)	61	1
Pitney Bowes (2)	472	2
Quad/Graphics (2)	78	1
RR Donnelley & Sons (2)	179	1
SP Plus (1)	60	2
Steelcase, Class A	226	4
Team (1)(2)	76	1
Tetra Tech	144	13
UniFirst	40	8
US Ecology	57	4
Viad	53	4
VSE	22	1
		147
Construction & Engineering 1.0%
Aegion (1)	80	2
Ameresco, Class A (1)	56	1
Arcosa	128	4
Argan	37	1
Comfort Systems USA	95	4
Concrete Pumping Holdings (1)(2)	29	—
Construction Partners, Class A (1)	32	1
Dycom Industries (1)	80	4
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EMCOR Group	147	13
Granite Construction	122	4
Great Lakes Dredge & Dock (1)	164	2
IES Holdings (1)	22	—
MasTec (1)	163	11
MYR Group (1)	41	1
Northwest Pipe (1)	24	1
NV5 Global (1)	27	2
Primoris Services	114	2
Sterling Construction (1)	67	1
Tutor Perini (1)(2)	103	1
WillScot (1)	135	2
		57
Electrical Equipment 0.8%
Allied Motion Technologies	17	1
American Superconductor (1)	55	—
Atkore International Group (1)	122	4
AZZ	67	3
Bloom Energy, Class A (1)(2)	145	1
Encore Wire	53	3
Energous (1)(2)	72	—
EnerSys	113	7
Generac Holdings (1)	161	13
Plug Power (1)(2)	605	2
Powell Industries	22	1
Preformed Line Products	8	—
Sunrun (1)(2)	295	5
Thermon Group Holdings (1)	86	2
TPI Composites (1)(2)	75	1
Vicor (1)	45	1
Vivint Solar (1)(2)	123	1
		45
Industrial Conglomerates 0.1%
Raven Industries	95	3
		3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Machinery 3.4%
Actuant, Class A	153	3
Alamo Group	26	3
Albany International, Class A	81	7
Altra Industrial Motion	168	5
Astec Industries	57	2
Barnes Group	126	6
Blue Bird (1)	39	1
Briggs & Stratton	104	1
Chart Industries (1)	93	6
CIRCOR International (1)	51	2
Columbus McKinnon	59	2
Commercial Vehicle Group (1)	78	1
Douglas Dynamics	58	3
Eastern	14	—
Energy Recovery (1)(2)	97	1
EnPro Industries	54	4
ESCO Technologies	67	5
Evoqua Water Technologies (1)	200	3
Federal Signal	157	5
Franklin Electric	122	6
GenCor Industries (1)	31	—
Gorman-Rupp	46	2
Graham	24	—
Greenbrier	85	3
Harsco (1)	207	4
Helios Technologies	77	3
Hillenbrand	163	5
Hurco	16	1
Hyster-Yale Materials Handling	26	1
John Bean Technologies	82	8
Kadant	29	2
Kennametal	217	7
LB Foster, Class A (1)	25	1
Lindsay (2)	28	3
Luxfer Holdings (2)	72	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lydall (1)	44	1
Manitowoc (1)	99	1
Meritor (1)	214	4
Milacron Holdings (1)	184	3
Miller Industries	28	1
Mueller Industries	144	4
Mueller Water Products, Class A	413	5
Navistar International (1)	129	4
NN (2)	116	1
Omega Flex	8	1
Park-Ohio Holdings	22	1
Proto Labs (1)	71	7
RBC Bearings (1)	64	11
REV Group (2)	75	1
Rexnord (1)	277	7
Spartan Motors	92	1
SPX (1)	115	5
SPX FLOW (1)	110	4
Standex International	33	2
Tennant	47	3
Terex	167	4
Titan International	126	—
TriMas (1)	119	4
Twin Disc (1)	26	—
Wabash National	142	2
Watts Water Technologies, Class A	73	7
Welbilt (1)	341	6
		197
Marine 0.1%
Costamare	125	1
Eagle Bulk Shipping (1)(2)	121	1
Genco Shipping & Trading (1)	39	—
Matson	111	4
Safe Bulkers (1)	135	—
Scorpio Bulkers	146	1
		7
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Professional Services 1.4%
Acacia Research (1)	125	—
ASGN (1)	134	8
Barrett Business Services	19	2
BG Staffing	27	1
CBIZ (1)	134	3
CRA International	20	1
Exponent	136	10
Forrester Research	26	1
Franklin Covey (1)	25	1
FTI Consulting (1)	99	10
GP Strategies (1)	31	—
Heidrick & Struggles International	47	1
Huron Consulting Group (1)	60	4
ICF International	47	4
InnerWorkings (1)	112	1
Insperity	102	10
Kelly Services, Class A	85	2
Kforce	58	2
Korn/Ferry International	147	6
Mistras Group (1)	47	1
Navigant Consulting	113	3
Resources Connection	78	1
TriNet Group (1)	117	7
TrueBlue (1)	105	2
Upwork (1)(2)	147	2
Willdan Group (1)	25	1
		84
Road & Rail 0.5%
ArcBest	67	2
Avis Budget Group (1)	167	5
Covenant Transportation Group, Class A (1)	33	1
Daseke (1)(2)	117	—
Heartland Express	121	3
Hertz Global Holdings (1)	272	4
Marten Transport	108	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PAM Transportation Services (1)	5	—
Roadrunner Transportation Systems (1)(2)	9	—
Saia (1)	68	6
Universal Logistics Holdings	23	1
US Xpress Enterprises, Class A (1)(2)	56	—
Werner Enterprises	120	4
YRC Worldwide (1)(2)	85	—
		28
Trading Companies & Distributors 1.2%
Aircastle	140	3
Applied Industrial Technologies	100	6
Beacon Roofing Supply (1)	179	6
BlueLinx Holdings (1)(2)	24	1
BMC Stock Holdings (1)	174	5
CAI International (1)	43	1
DXP Enterprises (1)	43	2
EVI Industries	12	—
Foundation Building Materials (1)	37	1
GATX (2)	95	7
General Finance (1)	30	—
GMS (1)	82	2
H&E Equipment Services	82	2
Herc Holdings (1)	62	3
Kaman	73	4
Lawson Products (1)	17	1
MRC Global (1)	211	3
NOW (1)	286	3
Rush Enterprises, Class A	78	3
Rush Enterprises, Class B	12	—
SiteOne Landscape Supply (1)(2)	107	8
Systemax	32	1
Textainer Group Holdings (1)	71	1
Titan Machinery (1)	49	1
Transcat (1)	18	—
Triton International	148	5
Veritiv (1)	34	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Willis Lease Finance (1)	8	—
		70
Total Industrials & Business Services		816
INFORMATION TECHNOLOGY 11.8%

Communications Equipment 1.0%
Acacia Communications (1)	98	6
ADTRAN	130	1
Applied Optoelectronics (1)(2)	47	1
CalAmp (1)	86	1
Calix (1)	115	1
Cambium Networks (1)	11	—
Casa Systems (1)	85	1
Clearfield (1)	32	—
Comtech Telecommunications	61	2
DASAN Zhone Solutions (1)	15	—
Digi International (1)	72	1
Extreme Networks (1)	308	2
Harmonic (1)	227	1
Infinera (1)(2)	452	2
Inseego (1)(2)	117	1
InterDigital	87	5
KVH Industries (1)	42	—
Lumentum Holdings (1)	201	11
NETGEAR (1)	88	3
NetScout Systems (1)	199	5
Plantronics	87	3
Ribbon Communications (1)	150	1
TESSCO Technologies	16	—
Viavi Solutions (1)	607	9
		57
Electronic Equipment, Instruments & Components 2.2%
Airgain (1)	24	—
Akoustis Technologies (1)(2)	66	1
Anixter International (1)	80	6
Arlo Technologies (1)	188	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

AVX	123	2
Badger Meter	75	4
Bel Fuse, Class B	26	—
Belden	102	5
Benchmark Electronics	99	3
Coda Octopus Group (1)	12	—
CTS	92	3
Daktronics	94	1
ePlus (1)	35	3
Fabrinet (1)	96	5
FARO Technologies (1)	45	2
Fitbit, Class A (1)(2)	572	2
II-VI (1)(2)	233	8
Insight Enterprises (1)	94	5
Iteris (1)	72	—
Itron (1)	90	7
KEMET (2)	147	3
Kimball Electronics (1)	65	1
Knowles (1)	222	4
Methode Electronics	96	3
MTS Systems	47	3
Napco Security Technologies (1)(2)	30	1
nLight (1)(2)	89	1
Novanta (1)	89	7
OSI Systems (1)	44	4
PAR Technology (1)(2)	29	1
PC Connection	30	1
Plexus (1)	80	5
Rogers (1)	49	7
Sanmina (1)	179	6
ScanSource (1)	66	2
Tech Data (1)	97	10
TTM Technologies (1)	264	3
Vishay Intertechnology	350	6
Vishay Precision Group (1)	26	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wrap Technologies (1)(2)	20	—
		127
IT Services 2.1%
Brightcove (1)	96	1
Carbonite (1)	86	1
Cardtronics, Class A (1)	100	3
Cass Information Systems	39	2
Conduent (1)	455	3
CSG Systems International	87	5
Endurance International Group Holdings (1)	182	1
EVERTEC	158	5
Evo Payments, Class A (1)(2)	94	3
Exela Technologies (1)	119	—
ExlService Holdings (1)	88	6
GTT Communications (1)(2)	106	1
Hackett Group	62	1
I3 Verticals, Class A (1)	33	1
Information Services Group (1)	86	—
International Money Express (1)	34	—
KBR	374	9
Kratos Defense & Security Solutions (1)	235	4
Limelight Networks (1)	288	1
LiveRamp Holdings (1)	179	8
ManTech International, Class A	70	5
MAXIMUS	168	13
NIC	173	4
Parsons (1)	49	2
Paysign (1)(2)	78	1
Perficient (1)	86	3
Perspecta	377	10
Presidio	120	2
PRGX Global (1)	53	—
Priority Technology Holdings (1)	17	—
Science Applications International	156	14
StarTek (1)	43	—
Sykes Enterprises (1)	103	3
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TTEC Holdings	38	2
Tucows, Class A (1)(2)	24	1
Unisys (1)(2)	139	1
Verra Mobility (1)(2)	305	4
Virtusa (1)	75	3
		123
Semiconductors & Semiconductor Equipment 2.3%
Adesto Technologies (1)(2)	69	1
Advanced Energy Industries (1)	100	6
Alpha & Omega Semiconductor (1)	50	1
Ambarella (1)	84	5
Amkor Technology (1)	257	2
Axcelis Technologies (1)	84	1
AXT (1)	104	—
Brooks Automation	187	7
Cabot Microelectronics	77	11
CEVA (1)	55	2
Cirrus Logic (1)	157	8
Cohu	103	1
Diodes (1)	108	4
DSP Group (1)	57	1
Enphase Energy (1)(2)	246	5
FormFactor (1)	202	4
GSI Technology (1)	40	—
Ichor Holdings (1)	60	1
Impinj (1)(2)	41	1
Inphi (1)	118	7
Lattice Semiconductor (1)	331	6
MACOM Technology Solutions Holdings (1)(2)	120	3
MaxLinear (1)(2)	170	4
Nanometrics (1)	60	2
NeoPhotonics (1)	96	1
NVE	13	1
PDF Solutions (1)	75	1
Photronics (1)	170	2
Power Integrations	75	7
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rambus (1)	294	4
Rudolph Technologies (1)	79	2
Semtech (1)	173	8
Silicon Laboratories (1)	113	13
SMART Global Holdings (1)	32	1
SunPower (1)(2)	162	2
Synaptics (1)	91	4
Ultra Clean Holdings (1)	100	1
Veeco Instruments (1)	131	2
Xperi	128	3
		135
Software 4.1%
8x8 (1)(2)	246	5
A10 Networks (1)	145	1
ACI Worldwide (1)	304	10
Agilysys (1)	59	2
Alarm.com Holdings (1)	97	5
Altair Engineering, Class A (1)(2)	100	4
American Software, Class A	72	1
Appfolio, Class A (1)(2)	41	4
Appian (1)(2)	82	4
Avaya Holdings (1)	296	3
Benefitfocus (1)(2)	77	2
Blackbaud	129	12
Blackline (1)(2)	113	5
Bottomline Technologies (1)	113	5
Box, Class A (1)	378	6
Carbon Black (1)	154	4
ChannelAdvisor (1)	69	1
Cision (1)	240	2
Cloudera (1)(2)	615	6
CommVault Systems (1)	107	5
Cornerstone OnDemand (1)	148	8
Digimarc (1)(2)	30	1
Digital Turbine (1)	213	1
Domo, Class B (1)(2)	45	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ebix (2)	61	3
eGain (1)	53	—
Envestnet (1)	126	7
Everbridge (1)(2)	86	5
Five9 (1)(2)	156	8
ForeScout Technologies (1)	105	4
GTY Technology Holdings (1)	89	1
Ideanomics (1)(2)	134	—
Instructure (1)(2)	87	3
Intelligent Systems (1)(2)	18	1
j2 Global (2)	123	11
LivePerson (1)(2)	164	6
Majesco (1)	20	—
MicroStrategy, Class A (1)	22	3
Mitek Systems (1)	94	1
MobileIron (1)	250	2
Model N (1)	84	2
Monotype Imaging Holdings	104	2
OneSpan (1)	84	1
Phunware (1)(2)	111	—
Progress Software	116	4
PROS Holdings (1)	86	5
Q2 Holdings (1)	114	9
QAD, Class A	28	1
Qualys (1)	89	7
Rapid7 (1)	126	6
Rimini Street (1)	54	—
Sailpoint Technologies Holding (1)(2)	226	4
SecureWorks, Class A (1)(2)	27	—
SharpSpring (1)(2)	33	—
ShotSpotter (1)(2)	20	1
SPS Commerce (1)	94	4
SVMK (1)	225	4
Synchronoss Technologies (1)(2)	101	1
Telaria (1)	110	1
Telenav (1)	90	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tenable Holdings (1)	103	2
TiVo	315	2
Upland Software (1)	58	2
Varonis Systems (1)	78	5
Verint Systems (1)	171	7
VirnetX Holding (1)(2)	153	1
Workiva (1)	97	4
Yext (1)(2)	250	4
Zix (1)	135	1
Zuora, Class A (1)(2)	224	3
		236
Technology Hardware, Storage & Peripherals 0.1%
3D Systems (1)(2)	302	3
AstroNova	18	—
Avid Technology (1)	72	—
Diebold Nixdorf (1)(2)	205	2
Immersion (1)	80	1
Sonim Technologies (1)(2)	9	—
Stratasys (1)	136	3
		9
Total Information Technology		687
MATERIALS 3.4%

Chemicals 1.7%
Advanced Emissions Solutions	46	1
AdvanSix (1)	77	2
American Vanguard	75	1
Amyris (1)(2)	95	—
Balchem	85	8
Chase	19	2
Ferro (1)	212	2
Flotek Industries (1)	153	—
FutureFuel	65	1
GCP Applied Technologies (1)	140	3
Hawkins	24	1
HB Fuller	134	6
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ingevity (1)	111	9
Innophos Holdings	52	2
Innospec	64	6
Intrepid Potash (1)	240	1
Koppers Holdings (1)	52	1
Kraton (1)	81	3
Kronos Worldwide (2)	61	1
Livent (1)	378	3
LSB Industries (1)	57	—
Marrone Bio Innovations (1)	237	—
Minerals Technologies	92	5
OMNOVA Solutions (1)	110	1
Orion Engineered Carbons (2)	157	3
PolyOne	203	7
PQ Group Holdings (1)	98	2
Quaker Chemical	35	6
Rayonier Advanced Materials	127	1
Schulman A., CVR (1)	70	—
Sensient Technologies	111	8
Stepan	54	5
Trecora Resources (1)	54	—
Tredegar	65	1
Trinseo	109	5
Tronox Holdings, Class A	257	2
Valhi	74	—
		99
Construction Materials 0.2%
Forterra (1)	51	—
Summit Materials, Class A (1)	297	7
U.S. Concrete (1)(2)	42	2
United States Lime & Minerals	5	1
		10
Containers & Packaging 0.1%
Greif, Class A	70	3
Greif, Class B	22	1
Myers Industries	90	1
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UFP Technologies (1)	18	1
		6
Metals & Mining 1.0%
AK Steel Holding (1)(2)	831	2
Allegheny Technologies (1)	332	7
Carpenter Technology	124	6
Century Aluminum (1)	138	1
Cleveland-Cliffs (2)	757	6
Coeur Mining (1)	584	3
Commercial Metals	313	6
Compass Minerals International (2)	89	5
Covia Holdings (1)(2)	106	—
Gold Resource	146	1
Haynes International	31	1
Hecla Mining (2)	1,327	2
Kaiser Aluminum	42	4
Materion	53	3
Mayville Engineering (1)	17	—
Novagold Resources (1)	639	4
Olympic Steel	23	—
Pan American Silver (1)	779	—
Ramaco Resources (1)	21	—
Ryerson Holding (1)	40	—
Schnitzer Steel Industries, Class A	66	1
SunCoke Energy (1)	223	1
Synalloy	21	—
TimkenSteel (1)	102	1
Warrior Met Coal	133	3
Worthington Industries	105	4
		61
Paper & Forest Products 0.4%
Boise Cascade	102	3
Clearwater Paper (1)	40	1
Louisiana-Pacific	327	8
Neenah	44	3
PH Glatfelter	119	2
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Schweitzer-Mauduit International	81	3
Verso, Class A (1)	98	1
		21
Total Materials		197
REAL ESTATE 7.2%

Equity Real Estate Investment Trusts 6.6%
Acadia Realty Trust, REIT	215	6
Agree Realty, REIT (2)	108	8
Alexander & Baldwin, REIT	179	4
Alexander's, REIT	6	2
American Assets Trust, REIT	128	6
American Finance Trust, REIT (2)	281	4
Armada Hoffler Properties, REIT	145	3
Ashford Hospitality Trust, REIT	229	1
Bluerock Residential Growth, REIT	63	1
Braemar Hotels & Resorts, REIT	77	1
BRT Apartments, REIT	25	—
CareTrust, REIT	249	6
CatchMark Timber Trust, Class A, REIT	129	1
CBL & Associates Properties, REIT (2)	525	1
Cedar Realty Trust, REIT	230	1
Chatham Lodging Trust, REIT	120	2
CIM Commercial Trust, REIT	3	—
City Office, REIT	99	1
Clipper Realty, REIT	37	—
Community Healthcare Trust, REIT	47	2
CoreCivic, REIT	316	5
CorEnergy Infrastructure Trust, REIT (2)	33	2
CorePoint Lodging, REIT	107	1
DiamondRock Hospitality, REIT	527	5
Easterly Government Properties, REIT	207	4
EastGroup Properties, REIT	98	12
Essential Properties Realty Trust, REIT	208	5
Farmland Partners, REIT (2)	80	1
First Industrial Realty Trust, REIT	332	13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Four Corners Property Trust, REIT	178	5
Franklin Street Properties, REIT	272	2
Front Yard Residential, REIT	134	2
GEO Group, REIT	319	6
Getty Realty, REIT	86	3
Gladstone Commercial, REIT	78	2
Gladstone Land, REIT (2)	49	1
Global Medical, REIT	80	1
Global Net Lease, REIT	219	4
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2)	161	5
Healthcare Realty Trust, REIT	342	11
Hersha Hospitality Trust, REIT (2)	89	1
Independence Realty Trust, REIT	234	3
Industrial Logistics Properties Trust, REIT	176	4
Innovative Industrial Properties, REIT (2)	28	3
Investors Real Estate Trust, REIT	31	2
iStar, REIT (2)	163	2
Jernigan Capital, REIT (2)	54	1
Kite Realty Group Trust, REIT	223	4
Lexington Realty Trust, REIT	599	6
LTC Properties, REIT	104	5
Mack-Cali Realty, REIT	236	5
Monmouth Real Estate Investment, REIT	237	3
National Health Investors, REIT	110	9
National Storage Affiliates Trust, REIT	158	5
New Senior Investment Group, REIT	213	1
NexPoint Residential Trust, REIT	51	2
Office Properties Income Trust, REIT (2)	132	4
One Liberty Properties, REIT	39	1
Pebblebrook Hotel Trust, REIT (2)	343	10
Pennsylvania Real Estate Investment Trust, REIT (2)	176	1
Physicians Realty Trust, REIT	487	9
Piedmont Office Realty Trust, Class A, REIT	327	7
PotlatchDeltic, REIT (2)	174	7
Preferred Apartment Communities, REIT (2)	113	2
PS Business Parks, REIT	53	10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

QTS Realty Trust, Class A, REIT	143	7
Retail Opportunity Investments, REIT	297	5
Retail Value, REIT	39	1
Rexford Industrial Realty, REIT	289	13
RLJ Lodging Trust, REIT	452	8
RPT Realty, REIT	209	3
Ryman Hospitality Properties, REIT	121	10
Sabra Health Care, REIT	498	11
Safehold, REIT	25	1
Saul Centers, REIT	32	2
Senior Housing Properties Trust, REIT	623	6
Seritage Growth Properties, Class A, REIT (2)	86	4
STAG Industrial, REIT	334	10
Summit Hotel Properties, REIT	276	3
Sunstone Hotel Investors, REIT	597	8
Tanger Factory Outlet Centers, REIT (2)	245	4
Terreno Realty, REIT	170	9
UMH Properties, REIT (2)	91	1
Uniti Group, REIT (2)	487	4
Universal Health Realty Income Trust, REIT	35	4
Urban Edge Properties, REIT	310	6
Urstadt Biddle Properties, Class A, REIT	75	2
Washington Prime Group, REIT (2)	493	2
Washington Real Estate Investment Trust, REIT	213	6
Whitestone, REIT (2)	96	1
Xenia Hotels & Resorts, REIT	299	6
		384
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions (1)(2)	25	1
American Realty Investors (1)	6	—
Consolidated-Tomoka Land	13	1
Cushman & Wakefield (1)	278	5
eXp World Holdings (1)	42	—
Forestar Group (1)(2)	28	1
FRP Holdings (1)	18	1
Griffin Industrial Realty	2	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kennedy-Wilson Holdings	328	7
Marcus & Millichap (1)	59	2
Maui Land & Pineapple (1)	19	—
Newmark Group, Class A	375	3
Rafael Holdings, Class B (1)	28	1
RE/MAX Holdings, Class A	45	1
Realogy Holdings (2)	299	2
Redfin (1)(2)	238	4
RMR Group, Class A	40	2
St Joe (1)(2)	88	2
Stratus Properties (1)	15	—
Tejon Ranch (1)	53	1
Transcontinental Realty Investors (1)	5	—
		34
Total Real Estate		418
TRUSTS & FUNDS 0.6%

Trusts & Mutual Funds 0.6%
IShares Russell 2000 ETF (2)	218	33
Total Trusts & Funds		33
UTILITIES 3.7%

Electric Utilities 1.0%
ALLETE	137	12
El Paso Electric	106	7
Genie Energy, Class B (2)	38	—
MGE Energy	92	7
Otter Tail	104	6
PNM Resources	217	11
Portland General Electric	237	13
Spark Energy, Class A (2)	36	1
		57
Gas Utilities 1.2%
Chesapeake Utilities	42	4
New Jersey Resources	234	11
Northwest Natural Holding	80	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ONE Gas	138	13
RGC Resources	30	1
South Jersey Industries	244	8
Southwest Gas Holdings	144	13
Spire	131	11
		67
Independent Power & Renewable Electricity Producers 0.4%
Atlantic Power (1)(2)	375	1
Clearway Energy, Class A	100	2
Clearway Energy, Class C	199	4
Ormat Technologies	104	8
Pattern Energy Group, Class A	231	6
Sunnova Energy International (1)(2)	35	—
TerraForm Power, Class A	191	3
		24
Multi-Utilities 0.6%
Avista	173	8
Black Hills	159	12
NorthWestern	133	10
Unitil	40	3
		33
Water Utilities 0.5%
American States Water	96	8
AquaVenture Holdings (1)	30	1
Artesian Resources, Class A	30	1
Cadiz (1)	59	1
California Water Service Group	127	7
Connecticut Water Service	34	2
Consolidated Water, Class O	40	1
Global Water Resources	43	1
Middlesex Water	43	3
Pure Cycle (1)	48	—
SJW Group	70	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
York Water	33	1
		31
Total Utilities		212
Total Common Stocks (Cost $4,537)		5,136
SHORT-TERM INVESTMENTS 12.0%
Money Market Funds 11.3%
T. Rowe Price Government Reserve Fund, 2.00% (4)(5)	660,609	660
		660

U.S. Treasury Obligations 0.7%
U.S. Treasury Bills, 2.15%, 11/7/19 (6)	40,000	40
		40

Total Short-Term Investments (Cost $701)		700
SECURITIES LENDING COLLATERAL 13.5%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 13.5%
Short-Term Funds 13.5%
T. Rowe Price Short-Term Fund, 2.07% (4)(5)	78,401	784

Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		784
Total Securities Lending Collateral (Cost $784)		784

Total Investments in Securities 113.9%
(Cost $6,022)		$6,620
Other Assets Less Liabilities (13.9)%		(810)
Net Assets 100.0%		$5,810

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
(6)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 9 Russell 2000 E-Mini Index contracts	12/19	$686	$(26)

Net payments (receipts) of variation margin to date			26

Variation margin receivable (payable) on open futures contracts			$—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$12
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$12+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$552		¤	¤ $	660
T. Rowe Price Short-Term
Fund	603		¤	¤	784
					$1,444^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,444.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP INDEX FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter
(OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in

T. ROWE PRICE SMALL-CAP INDEX FUND

Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy ; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,136$	— $	— $	5,136
Short-Term Investments	660	40	—	700
Securities Lending Collateral	784	—	—	784
Total Securities	6,580	40	—	6,620
Futures Contracts	—	—	—	—
Total	$6,580$	40$	— $	6,620

T. ROWE PRICE SMALL-CAP INDEX FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled less than $1,000 for the period ended September
30, 2019.

($000 s)
		Beginning	Gain (Loss)			Ending
		Balance	During	Total		Balance
		1/1/19	Period	Purchases	Total Sales	9/30/19
Investment in Securities
Common Stocks	$	— $	— $	— $	— $	—